Note 05 - Marketable Securities (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 2,778	$ 3,162
Trading	11,535	15,395
Held-to-maturity	157	154
Total	14,470	18,711
Less: Current portion of marketable securities	(11,546)	(15,612)
Long-term portion of marketable securities	$ 2,924	$ 3,099